Working capital - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivables [line items]
Accounts receivables	CAD 106	CAD 122
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	94	90
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	3	23
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	CAD 9	CAD 9